Shareholder Report	6 Months Ended	10 Months Ended	12 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			DBX ETF TRUST
Entity Central Index Key			0001503123
Entity Investment Company Type			N-1A
Document Period End Date			Aug. 31, 2024
C000191729
Shareholder Report [Line Items]
Fund Name			Xtrackers High Beta High Yield Bond ETF
Trading Symbol			HYUP
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers High Beta High Yield Bond ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers High Beta High Yield Bond ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYUP	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the Solactive USD High Yield Corporates Total Market High Beta Index. The Underlying Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market.

The Fund returned 13.58% for the period ended August 31, 2024. The Fund's underlying index returned 13.55% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 7.92% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 12.25%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Communications and Consumer Non-Cyclical.

Line Graph [Table Text Block]
	Xtrackers High Beta High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market High Beta Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/11/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$10,000	$10,011	$9,939	$9,994
2/28/18	$9,905	$9,914	$9,845	$9,906
3/31/18	$9,808	$9,821	$9,895	$9,846
4/30/18	$9,908	$9,921	$9,829	$9,914
5/31/18	$9,934	$9,944	$9,882	$9,928
6/30/18	$10,000	$10,008	$9,868	$9,966
7/31/18	$10,134	$10,147	$9,889	$10,087
8/31/18	$10,206	$10,214	$9,937	$10,157
9/30/18	$10,275	$10,288	$9,895	$10,212
10/31/18	$10,045	$10,064	$9,812	$10,053
11/30/18	$9,932	$9,949	$9,856	$9,993
12/31/18	$9,621	$9,643	$10,010	$9,774
1/31/19	$10,158	$10,183	$10,148	$10,237
2/28/19	$10,373	$10,394	$10,159	$10,406
3/31/19	$10,467	$10,490	$10,343	$10,506
4/30/19	$10,646	$10,669	$10,357	$10,637
5/31/19	$10,433	$10,457	$10,516	$10,497
6/30/19	$10,744	$10,761	$10,665	$10,766
7/31/19	$10,800	$10,820	$10,696	$10,818
8/31/19	$10,805	$10,814	$10,939	$10,866
9/30/19	$10,820	$10,836	$10,891	$10,888
10/31/19	$10,855	$10,867	$10,926	$10,926
11/30/19	$10,858	$10,884	$10,924	$10,958
12/31/19	$11,190	$11,215	$10,940	$11,175
1/31/20	$11,125	$11,148	$11,137	$11,146
2/29/20	$10,877	$10,897	$11,304	$10,960
3/31/20	$9,552	$9,510	$11,083	$9,840
4/30/20	$9,785	$9,759	$11,305	$10,185
5/31/20	$10,307	$10,278	$11,410	$10,610
6/30/20	$10,363	$10,329	$11,506	$10,630
7/31/20	$10,906	$10,871	$11,708	$11,142
8/31/20	$11,063	$11,028	$11,640	$11,223
9/30/20	$10,929	$10,904	$11,619	$11,099
10/31/20	$10,933	$10,923	$11,578	$11,132
11/30/20	$11,521	$11,510	$11,729	$11,551
12/31/20	$11,824	$11,800	$11,769	$11,752
1/31/21	$11,856	$11,834	$11,695	$11,765
2/28/21	$11,902	$11,882	$11,544	$11,775
3/31/21	$11,973	$11,960	$11,410	$11,822
4/30/21	$12,108	$12,090	$11,506	$11,932
5/31/21	$12,129	$12,106	$11,550	$11,953
6/30/21	$12,283	$12,269	$11,634	$12,094
7/31/21	$12,292	$12,278	$11,751	$12,120
8/31/21	$12,358	$12,352	$11,743	$12,189
9/30/21	$12,371	$12,362	$11,643	$12,181
10/31/21	$12,313	$12,303	$11,633	$12,142
11/30/21	$12,140	$12,126	$11,647	$12,011
12/31/21	$12,449	$12,438	$11,639	$12,258
1/31/22	$12,059	$12,048	$11,384	$11,910
2/28/22	$11,948	$11,941	$11,229	$11,813
3/31/22	$11,859	$11,855	$10,928	$11,724
4/30/22	$11,331	$11,318	$10,520	$11,269
5/31/22	$11,322	$11,307	$10,578	$11,366
6/30/22	$10,394	$10,375	$10,367	$10,561
7/31/22	$11,131	$11,116	$10,627	$11,256
8/31/22	$10,805	$10,802	$10,351	$10,904
9/30/22	$10,315	$10,297	$9,905	$10,471
10/31/22	$10,715	$10,697	$9,796	$10,820
11/30/22	$10,882	$10,872	$10,162	$11,003
12/31/22	$10,768	$10,748	$10,127	$10,910
1/31/23	$11,274	$11,267	$10,441	$11,338
2/28/23	$11,130	$11,127	$10,185	$11,168
3/31/23	$11,151	$11,147	$10,424	$11,327
4/30/23	$11,257	$11,253	$10,487	$11,407
5/31/23	$11,118	$11,118	$10,379	$11,279
6/30/23	$11,424	$11,421	$10,362	$11,476
7/31/23	$11,622	$11,627	$10,373	$11,628
8/31/23	$11,681	$11,687	$10,310	$11,659
9/30/23	$11,558	$11,561	$10,064	$11,519
10/31/23	$11,319	$11,331	$9,913	$11,379
11/30/23	$11,879	$11,893	$10,359	$11,900
12/31/23	$12,426	$12,436	$10,752	$12,342
1/31/24	$12,379	$12,392	$10,727	$12,317
2/29/24	$12,467	$12,483	$10,598	$12,349
3/31/24	$12,612	$12,621	$10,702	$12,485
4/30/24	$12,470	$12,481	$10,452	$12,359
5/31/24	$12,608	$12,617	$10,625	$12,501
6/30/24	$12,712	$12,720	$10,722	$12,619
7/31/24	$13,041	$13,058	$10,966	$12,881
8/31/24	$13,266	$13,271	$11,127	$13,087

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 1/11/18
Xtrackers High Beta High Yield Bond ETF - NAV	13.58%	4.19%	4.35%
Xtrackers High Beta High Yield Bond ETF - Market	13.26%	4.18%	4.31%
Solactive USD High Yield Corporates Total Market High Beta Index	13.55%	4.18%	4.35%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.62%
Solactive USD High Yield Corporates Total Market Index	12.25%	3.79%	4.13%

AssetsNet	$ 12,581,744	$ 12,581,744	$ 12,581,744
Holdings Count | Holding	610	610	610
Advisory Fees Paid, Amount			$ 24,084
InvestmentCompanyPortfolioTurnover			52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	12,581,744
Number of Portfolio Holdings	610
Portfolio Turnover Rate (%)	52
Total Net Advisory Fees Paid ($)	24,084
Modified duration to worst	3.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Communications	26%
Consumer, Cyclical	15%
Energy	14%
Consumer, Non-cyclical	13%
Financial	12%
Industrial	6%
Basic Materials	5%
Technology	4%
Utilities	2%
Diversified	0%

Largest Holdings [Text Block]

Credit Quality Diversification

Credit Rating	% of Net Assets
BBB	2%
BB	50%
B	33%
CCC	14%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.35% to 0.20%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000194565
Shareholder Report [Line Items]
Fund Name			Xtrackers Low Beta High Yield Bond ETF
Trading Symbol			HYDW
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Low Beta High Yield Bond ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Low Beta High Yield Bond ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYDW	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the Solactive USD High Yield Corporates Total Market Low Beta Index. The Underlying Index is designed to track the performance of the segment of the U.S. dollar denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market.

The Fund returned 10.68% for the period ended August 31, 2024. The Fund's underlying index returned 10.78% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 7.92% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 12.25%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Capital Goods.

Line Graph [Table Text Block]
	Xtrackers Low Beta High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market Low Beta Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/11/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$9,972	$9,980	$9,939	$9,994
2/28/18	$9,894	$9,899	$9,845	$9,906
3/31/18	$9,867	$9,877	$9,895	$9,846
4/30/18	$9,892	$9,905	$9,829	$9,914
5/31/18	$9,892	$9,906	$9,882	$9,928
6/30/18	$9,905	$9,913	$9,868	$9,966
7/31/18	$9,998	$10,011	$9,889	$10,087
8/31/18	$10,072	$10,083	$9,937	$10,157
9/30/18	$10,103	$10,115	$9,895	$10,212
10/31/18	$10,006	$10,027	$9,812	$10,053
11/30/18	$10,012	$10,029	$9,856	$9,993
12/31/18	$9,894	$9,912	$10,010	$9,774
1/31/19	$10,256	$10,278	$10,148	$10,237
2/28/19	$10,371	$10,394	$10,159	$10,406
3/31/19	$10,473	$10,497	$10,343	$10,506
4/30/19	$10,543	$10,569	$10,357	$10,637
5/31/19	$10,490	$10,513	$10,516	$10,497
6/30/19	$10,713	$10,737	$10,665	$10,766
7/31/19	$10,752	$10,779	$10,696	$10,818
8/31/19	$10,863	$10,882	$10,939	$10,866
9/30/19	$10,879	$10,901	$10,891	$10,888
10/31/19	$10,921	$10,944	$10,926	$10,926
11/30/19	$10,962	$10,988	$10,924	$10,958
12/31/19	$11,041	$11,073	$10,940	$11,175
1/31/20	$11,053	$11,082	$11,137	$11,146
2/29/20	$10,934	$10,959	$11,304	$10,960
3/31/20	$10,148	$10,121	$11,083	$9,840
4/30/20	$10,578	$10,564	$11,305	$10,185
5/31/20	$10,876	$10,853	$11,410	$10,610
6/30/20	$10,857	$10,838	$11,506	$10,630
7/31/20	$11,332	$11,316	$11,708	$11,142
8/31/20	$11,336	$11,324	$11,640	$11,223
9/30/20	$11,209	$11,195	$11,619	$11,099
10/31/20	$11,254	$11,240	$11,578	$11,132
11/30/20	$11,502	$11,494	$11,729	$11,551
12/31/20	$11,620	$11,609	$11,769	$11,752
1/31/21	$11,611	$11,601	$11,695	$11,765
2/28/21	$11,585	$11,574	$11,544	$11,775
3/31/21	$11,593	$11,590	$11,410	$11,822
4/30/21	$11,682	$11,677	$11,506	$11,932
5/31/21	$11,706	$11,699	$11,550	$11,953
6/30/21	$11,819	$11,815	$11,634	$12,094
7/31/21	$11,863	$11,857	$11,751	$12,120
8/31/21	$11,917	$11,920	$11,743	$12,189
9/30/21	$11,888	$11,891	$11,643	$12,181
10/31/21	$11,868	$11,870	$11,633	$12,142
11/30/21	$11,783	$11,783	$11,647	$12,011
12/31/21	$11,956	$11,957	$11,639	$12,258
1/31/22	$11,656	$11,658	$11,384	$11,910
2/28/22	$11,570	$11,570	$11,229	$11,813
3/31/22	$11,480	$11,482	$10,928	$11,724
4/30/22	$11,114	$11,114	$10,520	$11,269
5/31/22	$11,332	$11,332	$10,578	$11,366
6/30/22	$10,681	$10,676	$10,367	$10,561
7/31/22	$11,319	$11,312	$10,627	$11,256
8/31/22	$10,922	$10,922	$10,351	$10,904
9/30/22	$10,577	$10,568	$9,905	$10,471
10/31/22	$10,865	$10,861	$9,796	$10,820
11/30/22	$11,042	$11,045	$10,162	$11,003
12/31/22	$10,996	$10,986	$10,127	$10,910
1/31/23	$11,313	$11,314	$10,441	$11,338
2/28/23	$11,114	$11,117	$10,185	$11,168
3/31/23	$11,401	$11,406	$10,424	$11,327
4/30/23	$11,458	$11,462	$10,487	$11,407
5/31/23	$11,331	$11,341	$10,379	$11,279
6/30/23	$11,426	$11,435	$10,362	$11,476
7/31/23	$11,515	$11,529	$10,373	$11,628
8/31/23	$11,517	$11,531	$10,310	$11,659
9/30/23	$11,366	$11,375	$10,064	$11,519
10/31/23	$11,307	$11,322	$9,913	$11,379
11/30/23	$11,782	$11,803	$10,359	$11,900
12/31/23	$12,115	$12,134	$10,752	$12,342
1/31/24	$12,106	$12,131	$10,727	$12,317
2/29/24	$12,082	$12,107	$10,598	$12,349
3/31/24	$12,215	$12,240	$10,702	$12,485
4/30/24	$12,106	$12,133	$10,452	$12,359
5/31/24	$12,247	$12,276	$10,625	$12,501
6/30/24	$12,378	$12,407	$10,722	$12,619
7/31/24	$12,542	$12,577	$10,966	$12,881
8/31/24	$12,746	$12,773	$11,127	$13,087

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 1/11/18
Xtrackers Low Beta High Yield Bond ETF - NAV	10.68%	3.25%	3.72%
Xtrackers Low Beta High Yield Bond ETF - Market	10.62%	3.28%	3.72%
Solactive USD High Yield Corporates Total Market Low Beta Index	10.78%	3.26%	3.75%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.62%
Solactive USD High Yield Corporates Total Market Index	12.25%	3.79%	4.13%

AssetsNet	$ 221,123,671	$ 221,123,671	$ 221,123,671
Holdings Count | Holding	510	510	510
Advisory Fees Paid, Amount			$ 430,579
InvestmentCompanyPortfolioTurnover			50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	221,123,671
Number of Portfolio Holdings	510
Portfolio Turnover Rate (%)	50
Total Net Advisory Fees Paid ($)	430,579
Modified duration to worst	3.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Consumer, Non-cyclical	22%
Consumer, Cyclical	21%
Industrial	14%
Financial	12%
Energy	11%
Technology	6%
Communications	5%
Basic Materials	4%
Utilities	3%

Largest Holdings [Text Block]

Credit Quality Diversification

Credit Rating	% of Net Assets
BBB	7%
BB	80%
B	12%
CCC	0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.25% to 0.20%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000232992
Shareholder Report [Line Items]
Fund Name			Xtrackers Risk Managed USD High Yield Strategy ETF
Trading Symbol			HYRM
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Risk Managed USD High Yield Strategy ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Risk Managed USD High Yield Strategy ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYRM	$24	0.23%

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount			$ 24
Expense Ratio, Percent			0.23%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the Adaptive Wealth Strategies Risk Managed High Yield Index. The Underlying Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions.

The Fund returned 11.92% for the period ended August 31, 2024. The Fund's underlying index returned 12.25% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 7.92% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 12.25%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Communications.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 2/10/22
Xtrackers Risk Managed USD High Yield ETF - NAV	11.92%	3.46%
Xtrackers Risk Managed USD High Yield ETF - Market	11.88%	3.45%
Adaptive Wealth Strategies Risk Managed High Yield Index	12.25%	3.74%
Bloomberg U.S. Universal Bond Index	7.92%	-0.19%
Solactive USD High Yield Corporates Total Market Index	12.25%	3.74%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 42,722,249	$ 42,722,249	$ 42,722,249
Holdings Count | Holding	3	3	3
Advisory Fees Paid, Amount			$ 98,548
InvestmentCompanyPortfolioTurnover			0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	42,722,249
Number of Portfolio Holdings	3
Portfolio Turnover Rate (%)	0
Total Net Advisory Fees Paid ($)	98,548
Modified duration to worst	3.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Largest Holdings [Text Block]

Credit Quality Diversification

Credit Rating	% of Net Assets
BBB	4%
BB	63%
B	24%
CCC	8%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000191727
Shareholder Report [Line Items]
Fund Name			Xtrackers Short Duration High Yield Bond ETF
Trading Symbol			SHYL
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Short Duration High Yield Bond ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Short Duration High Yield Bond ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SHYL	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the Solactive USD High Yield Corporates Total Market 0-5 Year Index. The Underlying Index is designed to track the performance of short-term publicly issued US dollar denominated below investment grade corporate debt.

The Fund returned 11.25% for the period ended August 31, 2024. The Fund's underlying index returned 11.27% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 7.92% during the same period, while the Fund's additional, more narrowly based index, the Solactive USD High Yield Corporates Total Market Index, returned 12.25%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical Consumer Non-Cyclical and Communications.

Line Graph [Table Text Block]
	Xtrackers Short Duration High Yield Bond ETF - NAV	Solactive USD High Yield Corporates Total Market 0-5 Year Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	Solactive USD High Yield Corporates Total Market Index
1/10/18	$10,000	$10,000	$10,000	$10,000
1/31/18	$10,019	$10,025	$9,952	$9,965
2/28/18	$9,978	$9,986	$9,857	$9,876
3/31/18	$9,954	$9,957	$9,907	$9,817
4/30/18	$10,016	$10,028	$9,841	$9,884
5/31/18	$10,055	$10,065	$9,895	$9,898
6/30/18	$10,093	$10,098	$9,880	$9,936
7/31/18	$10,188	$10,198	$9,901	$10,057
8/31/18	$10,247	$10,249	$9,950	$10,126
9/30/18	$10,308	$10,311	$9,907	$10,181
10/31/18	$10,177	$10,192	$9,824	$10,023
11/30/18	$10,140	$10,147	$9,868	$9,963
12/31/18	$9,939	$9,948	$10,023	$9,745
1/31/19	$10,315	$10,320	$10,161	$10,206
2/28/19	$10,458	$10,463	$10,172	$10,374
3/31/19	$10,514	$10,519	$10,356	$10,475
4/30/19	$10,597	$10,601	$10,370	$10,606
5/31/19	$10,504	$10,503	$10,529	$10,465
6/30/19	$10,676	$10,680	$10,678	$10,734
7/31/19	$10,714	$10,719	$10,710	$10,786
8/31/19	$10,735	$10,734	$10,952	$10,833
9/30/19	$10,741	$10,747	$10,905	$10,856
10/31/19	$10,761	$10,770	$10,940	$10,894
11/30/19	$10,747	$10,772	$10,938	$10,925
12/31/19	$10,931	$10,966	$10,954	$11,141
1/31/20	$10,905	$10,940	$11,151	$11,113
2/29/20	$10,763	$10,804	$11,318	$10,927
3/31/20	$9,732	$9,700	$11,097	$9,810
4/30/20	$9,926	$9,970	$11,319	$10,154
5/31/20	$10,241	$10,278	$11,425	$10,578
6/30/20	$10,314	$10,352	$11,520	$10,598
7/31/20	$10,699	$10,734	$11,722	$11,109
8/31/20	$10,796	$10,832	$11,655	$11,190
9/30/20	$10,721	$10,759	$11,634	$11,065
10/31/20	$10,753	$10,789	$11,592	$11,099
11/30/20	$11,119	$11,160	$11,743	$11,516
12/31/20	$11,308	$11,345	$11,784	$11,717
1/31/21	$11,357	$11,393	$11,710	$11,730
2/28/21	$11,420	$11,457	$11,559	$11,775
3/31/21	$11,499	$11,546	$11,424	$11,787
4/30/21	$11,594	$11,641	$11,520	$11,896
5/31/21	$11,634	$11,679	$11,564	$11,917
6/30/21	$11,721	$11,775	$11,648	$12,057
7/31/21	$11,715	$11,769	$11,765	$12,084
8/31/21	$11,753	$11,823	$11,758	$12,153
9/30/21	$11,768	$11,839	$11,657	$12,144
10/31/21	$11,773	$11,846	$11,648	$12,106
11/30/21	$11,673	$11,744	$11,662	$11,975
12/31/21	$11,832	$11,911	$11,654	$12,221
1/31/22	$11,644	$11,721	$11,398	$11,874
2/28/22	$11,586	$11,658	$11,243	$11,778
3/31/22	$11,556	$11,630	$10,941	$11,689
4/30/22	$11,308	$11,375	$10,533	$11,235
5/31/22	$11,355	$11,422	$10,591	$11,332
6/30/22	$10,759	$10,815	$10,380	$10,530
7/31/22	$11,280	$11,348	$10,641	$11,222
8/31/22	$11,065	$11,143	$10,364	$10,871
9/30/22	$10,795	$10,861	$9,917	$10,440
10/31/22	$11,101	$11,166	$9,809	$10,788
11/30/22	$11,245	$11,309	$10,174	$10,970
12/31/22	$11,205	$11,261	$10,140	$10,877
1/31/23	$11,541	$11,609	$10,454	$11,304
2/28/23	$11,445	$11,506	$10,197	$11,134
3/31/23	$11,544	$11,601	$10,437	$11,293
4/30/23	$11,634	$11,689	$10,500	$11,373
5/31/23	$11,539	$11,602	$10,392	$11,245
6/30/23	$11,731	$11,791	$10,375	$11,442
7/31/23	$11,848	$11,914	$10,386	$11,593
8/31/23	$11,910	$11,975	$10,323	$11,624
9/30/23	$11,850	$11,909	$10,077	$11,485
10/31/23	$11,724	$11,787	$9,925	$11,345
11/30/23	$12,132	$12,200	$10,372	$11,864
12/31/23	$12,512	$12,579	$10,766	$12,305
1/31/24	$12,501	$12,572	$10,740	$12,281
2/29/24	$12,580	$12,654	$10,611	$12,312
3/31/24	$12,683	$12,753	$10,715	$12,448
4/30/24	$12,594	$12,667	$10,465	$12,322
5/31/24	$12,714	$12,790	$10,638	$12,464
6/30/24	$12,823	$12,899	$10,736	$12,581
7/31/24	$13,055	$13,138	$10,979	$12,842
8/31/24	$13,250	$13,324	$11,141	$13,048

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 1/10/18
Xtrackers Short Duration High Yield Bond ETF - NAV	11.25%	4.30%	4.33%
Xtrackers Short Duration High Yield Bond ETF - Market	11.13%	4.36%	4.34%
Solactive USD High Yield Corporates Total Market 0-5 Year Index	11.27%	4.42%	4.41%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.64%
Solactive USD High Yield Corporates Total Market Index	12.25%	3.79%	4.08%

AssetsNet	$ 103,573,358	$ 103,573,358	$ 103,573,358
Holdings Count | Holding	722	722	722
Advisory Fees Paid, Amount			$ 195,114
InvestmentCompanyPortfolioTurnover			56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	103,573,358
Number of Portfolio Holdings	722
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	195,114
Modified duration to worst	2.6 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Consumer, Cyclical	19%
Communications	18%
Consumer, Non-cyclical	16%
Financial	12%
Energy	12%
Industrial	9%
Basic Materials	5%
Technology	5%
Utilities	3%
Diversified	0%

Largest Holdings [Text Block]

Credit Quality Diversification

Credit Rating	% of Net Assets
BBB	4%
BB	61%
B	24%
CCC	10%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000245668
Shareholder Report [Line Items]
Fund Name		Xtrackers USD High Yield BB-B ex Financials ETF
Trading Symbol		BHYB
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about the Xtrackers USD High Yield BB-B ex Financials ETF ("the Fund") for the period October 27, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers USD High Yield BB-B ex Financials ETF ("the Fund") for the period October 27, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number		(844) 851‐4255
Additional Information Website		dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BHYB	$19Footnote Reference(a)	0.21%

(a) Based on the period October 27, 2023 (commencement of operations) through August 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 19
Expense Ratio, Percent		0.21%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index. The Underlying Index is a subset of the ICE BofA US High Yield Index which is designed to track the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market.

The Fund returned 14.62% for the period ended August 31, 2024. The Fund's underlying index returned 14.74% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 15.63% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Energy.

Line Graph [Table Text Block]
	Xtrackers USD High Yield BB-B ex Financials ETF - NAV	ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index
10/27/23	$10,000	$10,000	$10,000
10/31/23	$10,047	$10,052	$10,036
11/30/23	$10,507	$10,515	$10,492
12/31/23	$10,856	$10,862	$10,877
1/31/24	$10,867	$10,876	$10,881
2/29/24	$10,864	$10,877	$10,913
3/31/24	$10,991	$11,002	$11,039
4/30/24	$10,883	$10,897	$10,933
5/31/24	$11,001	$11,012	$11,057
6/30/24	$11,108	$11,119	$11,160
7/31/24	$11,287	$11,302	$11,383
8/31/24	$11,462	$11,474	$11,563

Average Annual Return [Table Text Block]
Fund/Index	Since Inception 10/27/23
Xtrackers USD High Yield BB-B ex Financials ETF - NAV	14.62%
Xtrackers USD High Yield BB-B ex Financials ETF - Market	14.66%
ICE BofA BB-B Non-FNCL Non-Distressed US HY Constrained Index	14.74%
Bloomberg U.S. Universal Bond Index	15.63%

AssetsNet	$ 655,081,455	$ 655,081,455	$ 655,081,455
Holdings Count | Holding	1,425	1,425	1,425
Advisory Fees Paid, Amount		$ 927,914
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	655,081,455
Number of Portfolio Holdings	1,425
Portfolio Turnover Rate (%)	32
Total Net Advisory Fees Paid ($)	927,914
Modified duration to worst	3.4 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Consumer, Cyclical	22%
Consumer, Non-cyclical	16%
Energy	15%
Communications	13%
Industrial	12%
Basic Materials	6%
Technology	5%
Financial	5%
Utilities	4%
Diversified	0%

Largest Holdings [Text Block]

Credit Quality Diversification

Credit Rating	% of Net Assets
BBB	5%
BB	69%
B	25%

Material Fund Change [Text Block]
Updated Prospectus Phone Number		(844) 851-4255
Updated Prospectus Web Address		dws.com/en-us/resources/proxy-voting
C000138373
Shareholder Report [Line Items]
Fund Name			Xtrackers USD High Yield Corporate Bond ETF
Trading Symbol			HYLB
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers USD High Yield Corporate Bond ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers USD High Yield Corporate Bond ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HYLB	$7	0.07%

Gross expense ratio as of the latest prospectus: 0.05%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 7
Expense Ratio, Percent			0.07%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the Solactive USD High Yield Corporates Total Market Index. The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds.

The Fund returned 12.26% for the period ended August 31, 2024. The Fund's underlying index returned 12.25% and the Fund's broad-based index the Bloomberg U.S. Universal Bond Index returned 7.92% during the same period, while the Fund's additional, more narrowly based index, the iBoxx USD Liquid High Yield  Index, returned 12.32%.

All sectors contributed positively to performance during the period with the greatest contribution coming from Consumer Cyclical, Consumer Non-Cyclical and Communications.

Line Graph [Table Text Block]
	Xtrackers USD High Yield Corporate Bond ETF - NAV	Solactive USD High Yield Corporates Total Market Index (the Underlying Index)	Bloomberg U.S. Universal Bond Index	iBoxx USD Liquid High Yield Index
12/7/16	$10,000	$10,000	$10,000	$10,000
12/31/16	$10,121	$10,132	$10,005	$10,086
1/31/17	$10,216	$10,243	$10,040	$10,195
2/28/17	$10,371	$10,396	$10,118	$10,348
3/31/17	$10,347	$10,374	$10,103	$10,320
4/30/17	$10,451	$10,474	$10,198	$10,422
5/31/17	$10,541	$10,568	$10,277	$10,523
6/30/17	$10,550	$10,578	$10,281	$10,534
7/31/17	$10,656	$10,693	$10,319	$10,647
8/31/17	$10,644	$10,684	$10,408	$10,630
9/30/17	$10,726	$10,762	$10,371	$10,713
10/31/17	$10,751	$10,795	$10,384	$10,745
11/30/17	$10,705	$10,753	$10,368	$10,703
12/31/17	$10,725	$10,771	$10,414	$10,723
1/31/18	$10,770	$10,823	$10,314	$10,771
2/28/18	$10,672	$10,727	$10,216	$10,671
3/31/18	$10,608	$10,663	$10,268	$10,612
4/30/18	$10,678	$10,736	$10,199	$10,694
5/31/18	$10,691	$10,751	$10,255	$10,713
6/30/18	$10,736	$10,792	$10,240	$10,759
7/31/18	$10,861	$10,923	$10,261	$10,888
8/31/18	$10,942	$10,999	$10,312	$10,969
9/30/18	$11,000	$11,059	$10,268	$11,028
10/31/18	$10,821	$10,887	$10,182	$10,850
11/30/18	$10,759	$10,822	$10,228	$10,797
12/31/18	$10,520	$10,584	$10,388	$10,564
1/31/19	$11,013	$11,086	$10,531	$11,069
2/28/19	$11,193	$11,268	$10,542	$11,248
3/31/19	$11,301	$11,377	$10,733	$11,356
4/30/19	$11,440	$11,519	$10,748	$11,502
5/31/19	$11,294	$11,367	$10,912	$11,343
6/30/19	$11,583	$11,658	$11,067	$11,631
7/31/19	$11,635	$11,715	$11,100	$11,698
8/31/19	$11,692	$11,767	$11,351	$11,750
9/30/19	$11,710	$11,791	$11,302	$11,785
10/31/19	$11,748	$11,832	$11,338	$11,831
11/30/19	$11,770	$11,866	$11,336	$11,880
12/31/19	$11,999	$12,101	$11,353	$12,112
1/31/20	$11,969	$12,070	$11,556	$12,071
2/29/20	$11,767	$11,868	$11,729	$11,872
3/31/20	$10,616	$10,656	$11,500	$10,659
4/30/20	$10,966	$11,029	$11,731	$11,038
5/31/20	$11,400	$11,489	$11,840	$11,502
6/30/20	$11,407	$11,511	$11,939	$11,485
7/31/20	$11,952	$12,066	$12,149	$12,035
8/31/20	$12,028	$12,154	$12,079	$12,126
9/30/20	$11,891	$12,019	$12,057	$11,974
10/31/20	$11,925	$12,055	$12,014	$12,015
11/30/20	$12,366	$12,508	$12,171	$12,467
12/31/20	$12,584	$12,726	$12,213	$12,677
1/31/21	$12,595	$12,740	$12,136	$12,706
2/28/21	$12,605	$12,752	$11,979	$12,713
3/31/21	$12,645	$12,802	$11,840	$12,763
4/30/21	$12,765	$12,921	$11,939	$12,889
5/31/21	$12,788	$12,944	$11,985	$12,917
6/30/21	$12,932	$13,096	$12,072	$13,062
7/31/21	$12,963	$13,125	$12,194	$13,087
8/31/21	$13,027	$13,200	$12,185	$13,170
9/30/21	$13,018	$13,190	$12,081	$13,148
10/31/21	$12,979	$13,149	$12,072	$13,111
11/30/21	$12,841	$13,007	$12,086	$12,969
12/31/21	$13,102	$13,274	$12,078	$13,244
1/31/22	$12,729	$12,897	$11,813	$12,865
2/28/22	$12,624	$12,792	$11,652	$12,777
3/31/22	$12,525	$12,696	$11,340	$12,664
4/30/22	$12,041	$12,203	$10,917	$12,167
5/31/22	$12,143	$12,308	$10,977	$12,285
6/30/22	$11,286	$11,437	$10,757	$11,412
7/31/22	$12,023	$12,189	$11,028	$12,194
8/31/22	$11,636	$11,808	$10,741	$11,772
9/30/22	$11,184	$11,340	$10,278	$11,333
10/31/22	$11,552	$11,717	$10,166	$11,689
11/30/22	$11,739	$11,915	$10,545	$11,950
12/31/22	$11,649	$11,814	$10,509	$11,824
1/31/23	$12,090	$12,278	$10,835	$12,292
2/28/23	$11,903	$12,094	$10,569	$12,092
3/31/23	$12,071	$12,266	$10,816	$12,253
4/30/23	$12,154	$12,353	$10,883	$12,352
5/31/23	$12,011	$12,214	$10,770	$12,196
6/30/23	$12,223	$12,428	$10,753	$12,403
7/31/23	$12,376	$12,592	$10,764	$12,575
8/31/23	$12,410	$12,626	$10,699	$12,602
9/30/23	$12,261	$12,474	$10,444	$12,450
10/31/23	$12,105	$12,322	$10,287	$12,286
11/30/23	$12,656	$12,887	$10,750	$12,856
12/31/23	$13,132	$13,366	$11,157	$13,350
1/31/24	$13,099	$13,339	$11,131	$13,317
2/29/24	$13,132	$13,373	$10,997	$13,349
3/31/24	$13,282	$13,521	$11,105	$13,503
4/30/24	$13,146	$13,384	$10,846	$13,360
5/31/24	$13,299	$13,538	$11,026	$13,521
6/30/24	$13,428	$13,665	$11,126	$13,654
7/31/24	$13,699	$13,948	$11,379	$13,936
8/31/24	$13,931	$14,172	$11,546	$14,154

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 12/7/16
Xtrackers USD High Yield Corporate Bond ETF - NAV	12.26%	3.57%	4.38%
Xtrackers USD High Yield Corporate Bond ETF - Market	12.15%	3.60%	4.38%
Solactive USD High Yield Corporates Total Market Index	12.25%	3.79%	4.61%
Bloomberg U.S. Universal Bond Index	7.92%	0.34%	1.88%
iBoxx USD Liquid High Yield Index	12.32%	3.79%	4.59%

AssetsNet	$ 3,602,976,555	$ 3,602,976,555	$ 3,602,976,555
Holdings Count | Holding	1,122	1,122	1,122
Advisory Fees Paid, Amount			$ 2,310,564
InvestmentCompanyPortfolioTurnover			31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	3,602,976,555
Number of Portfolio Holdings	1,122
Portfolio Turnover Rate (%)	31
Total Net Advisory Fees Paid ($)	2,310,564
Modified duration to worst	3.3 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Consumer, Cyclical	18%
Communications	17%
Consumer, Non-cyclical	17%
Energy	13%
Financial	12%
Industrial	10%
Technology	5%
Basic Materials	5%
Utilities	3%
Diversified	0%

Largest Holdings [Text Block]

Credit Quality Diversification

Credit Rating	% of Net Assets
BBB	4%
BB	64%
B	24%
CCC	8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective November 17, 2023, the Fund's contractual expense limitation to waive a portion of its unitary fee changed from 0.15% to 0.05%. The cap excludes certain expenses such as interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.20% to 0.05%. At the same time, the Board terminated the contractual expense limitation that capped the Fund’s operating expenses at the same level because of the redundancy.

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000211086
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 500 ESG ETF
Trading Symbol			SNPE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P 500 ESG ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers S&P 500 ESG ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPE	$11	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 11
Expense Ratio, Percent			0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the S&P 500®  ESG Index. The Underlying Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P 500®  Index.

The Fund returned 26.79% for the period ended August 31, 2024. The Fund's underlying index returned 26.97% and the Fund's broad-based index the S&P 500® Index returned 27.14% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Health Care.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 6/26/19
Xtrackers S&P 500 ESG ETF - NAV	26.79%	17.22%	16.83%
Xtrackers S&P 500 ESG ETF - Market	26.76%	17.22%	16.81%
S&P 500® ESG Index	26.97%	17.36%	16.95%
S&P 500® Index	27.14%	0.00%	15.45%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 1,413,116,481	$ 1,413,116,481	$ 1,413,116,481
Holdings Count | Holding	321	321	321
Advisory Fees Paid, Amount			$ 1,055,945
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,413,116,481
Number of Portfolio Holdings	321
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	1,055,945

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	42.7% of Net Assets
Apple, Inc.	9.6%
Microsoft Corp.	9.1%
NVIDIA Corp.	8.6%
Alphabet, Inc.	5.2%
Eli Lilly & Co.	2.2%
JPMorgan Chase & Co.	1.9%
Tesla, Inc.	1.7%
UnitedHealth Group, Inc.	1.6%
Exxon Mobil Corp.	1.5%
Visa, Inc.	1.3%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000237217
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 500 Growth ESG ETF
Trading Symbol			SNPG
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P 500 Growth ESG ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers S&P 500 Growth ESG ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPG	$17	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the S&P 500® Growth ESG Index. The Underlying Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® Growth Index.

The Fund returned 31.22% for the period ended August 31, 2024. The Fund's underlying index returned 31.45% and the Fund's broad-based index the S&P 500® Index returned 27.14% during the same period.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Health Care and Communication Services. The Energy sector was the only negative contributor to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P 500 Growth ESG ETF - NAV	31.22%	35.56%
Xtrackers S&P 500 Growth ESG ETF - Market	31.16%	35.47%
S&P 500® Growth ESG Index	31.45%	35.74%
S&P 500® Index	27.14%	25.91%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 12,817,192	$ 12,817,192	$ 12,817,192
Holdings Count | Holding	136	136	136
Advisory Fees Paid, Amount			$ 12,616
InvestmentCompanyPortfolioTurnover			54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	12,817,192
Number of Portfolio Holdings	136
Portfolio Turnover Rate (%)	54
Total Net Advisory Fees Paid ($)	12,616

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	58.1% of Net Assets
Apple, Inc.	9.2%
NVIDIA Corp.	8.7%
Microsoft Corp.	8.4%
Meta Platforms, Inc.	8.3%
Alphabet, Inc.	8.1%
Eli Lilly & Co.	5.0%
Tesla, Inc.	4.3%
Visa, Inc.	2.1%
Mastercard, Inc.	2.1%
Adobe, Inc.	1.9%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000237218
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P 500 Value ESG ETF
Trading Symbol			SNPV
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P 500 Value ESG ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers S&P 500 Value ESG ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPV	$17	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 17
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the S&P 500® Value ESG Index. The Underlying Index is a market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500® Value Index.

The Fund returned 22.45% for the period ended August 31, 2024. The Fund's underlying index returned 22.69% and the Fund's broad-based index the S&P 500® Index returned 27.14% during the same period.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Health Care and Industrials. The Energy sector was the only negative contributor to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P 500 Value ESG ETF - NAV	22.45%	16.63%
Xtrackers S&P 500 Value ESG ETF - Market	22.41%	16.58%
S&P 500® Value ESG Index	22.69%	16.82%
S&P 500® Index	27.14%	25.91%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 6,391,660	$ 6,391,660	$ 6,391,660
Holdings Count | Holding	279	279	279
Advisory Fees Paid, Amount			$ 8,631
InvestmentCompanyPortfolioTurnover			42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,391,660
Number of Portfolio Holdings	279
Portfolio Turnover Rate (%)	42
Total Net Advisory Fees Paid ($)	8,631

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	20.8% of Net Assets
JPMorgan Chase & Co.	4.6%
UnitedHealth Group, Inc.	2.4%
Walmart, Inc.	2.3%
Bank of America Corp.	2.0%
Chevron Corp.	1.8%
Procter & Gamble Co.	1.7%
Home Depot, Inc.	1.6%
AbbVie, Inc.	1.5%
Cisco Systems, Inc.	1.5%
Abbott Laboratories	1.4%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000238398
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P ESG Dividend Aristocrats ETF
Trading Symbol			SNPD
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P ESG Dividend Aristocrats ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers S&P ESG Dividend Aristocrats ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SNPD	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the S&P ESG High Yield Dividend Aristocrats® Index. The Underlying Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats® Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats® Index measures the performance of companies within the S&P Composite 1500® Index that have followed a policy of consistently increasing dividends every year for at least 20 years.

The Fund returned 14.15% for the period ended August 31, 2024. The Fund's underlying index returned 14.37% and the Fund's broad-based index the S&P Composite 1500® Index returned 26.42% during the same period.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Utilities and Information Technology. The Consumer Discretionary sector was the only negative contributor to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 11/9/22
Xtrackers S&P ESG Dividend Aristocrats ETF - NAV	14.15%	8.77%
Xtrackers S&P ESG Dividend Aristocrats ETF - Market	14.13%	8.76%
S&P ESG High Yield Dividend Aristocrats® Index	14.37%	8.92%
S&P Composite 1500® Index	26.42%	24.99%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 5,569,686	$ 5,569,686	$ 5,569,686
Holdings Count | Holding	88	88	88
Advisory Fees Paid, Amount			$ 7,599
InvestmentCompanyPortfolioTurnover			36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	5,569,686
Number of Portfolio Holdings	88
Portfolio Turnover Rate (%)	36
Total Net Advisory Fees Paid ($)	7,599

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	23.5% of Net Assets
Best Buy Co., Inc.	3.1%
Realty Income Corp.	2.5%
AbbVie, Inc.	2.5%
Edison International	2.4%
T. Rowe Price Group, Inc.	2.4%
Eversource Energy	2.3%
International Business Machines Corp.	2.2%
Essex Property Trust, Inc.	2.1%
Federal Realty Investment Trust	2.0%
Kimberly-Clark Corp.	2.0%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000223768
Shareholder Report [Line Items]
Fund Name			Xtrackers S&P MidCap 400 ESG ETF
Trading Symbol			MIDE
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers S&P MidCap 400 ESG ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers S&P MidCap 400 ESG ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MIDE	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund’s underlying index, the S&P MidCap 400® ESG Index. The Underlying Index is a market capitalization weighted index that is designed to measure the performance of companies meeting environmental, social and governance (ESG) criteria, while maintaining similar overall industry group weights as the S&P MidCap 400® Index.

The Fund returned 16.70% for the period ended August 31, 2024. The Fund's underlying index returned 16.92% and the Fund's broad-based index the S&P Composite 1500® Index returned 26.42% during the same period, while the Fund's additional, more narrowly based index, the S&P MidCap 400® Index, returned 18.75%.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Consumer Discretionary and Industrials. The Communication Services and Energy were negative contributors to performance.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 2/24/21
Xtrackers S&P MidCap 400 ESG ETF - NAV	16.70%	7.20%
Xtrackers S&P MidCap 400 ESG ETF - Market	16.73%	7.20%
S&P MidCap 400® ESG Index	16.92%	7.37%
S&P Composite 1500® Index	26.42%	12.06%
S&P MidCap 400® Index	18.75%	7.50%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 6,113,066	$ 6,113,066	$ 6,113,066
Holdings Count | Holding	283	283	283
Advisory Fees Paid, Amount			$ 13,578
InvestmentCompanyPortfolioTurnover			35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	6,113,066
Number of Portfolio Holdings	283
Portfolio Turnover Rate (%)	35
Total Net Advisory Fees Paid ($)	13,578

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	8.6% of Net Assets
Carlisle Cos., Inc.	1.0%
Lennox International, Inc.	1.0%
EMCOR Group, Inc.	0.9%
Williams-Sonoma, Inc.	0.9%
Burlington Stores, Inc.	0.8%
United Therapeutics Corp.	0.8%
Tenet Healthcare Corp.	0.8%
Manhattan Associates, Inc.	0.8%
Pure Storage, Inc.	0.8%
Watsco, Inc.	0.8%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000152993
Shareholder Report [Line Items]
Fund Name			Xtrackers FTSE Developed ex US Multifactor ETF
Trading Symbol			DEEF
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers FTSE Developed ex US Multifactor ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers FTSE Developed ex US Multifactor ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEEF	$26	0.24%

Gross expense ratio as of the latest prospectus: 0.24%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 26
Expense Ratio, Percent			0.24%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the FTSE Developed ex US Comprehensive Factor Index. The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States).

The Fund returned 17.65% for the period ended August 31, 2024. The Fund's underlying index returned 18.11% and the Fund's broad-based index the FTSE Developed ex US Net Tax (US RIC) Index returned 18.97% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Financials and Consumer Discretionary. From a geographical perspective, all countries contributed positively to performance during the period with the greatest contribution coming from Japan, United Kingdom and Australia.

Line Graph [Table Text Block]
	Xtrackers FTSE Developed ex US Multifactor ETF - NAV	FTSE Developed ex US Comprehensive Factor Index (the Underlying Index)	FTSE Developed ex US Net Tax (US RIC) Index
11/24/15	$10,000	$10,000	$10,000
11/30/15	$9,992	$9,987	$9,987
12/31/15	$9,912	$9,940	$9,823
1/31/16	$9,360	$9,403	$9,144
2/29/16	$9,340	$9,370	$9,003
3/31/16	$10,017	$10,075	$9,651
4/30/16	$10,214	$10,270	$9,943
5/31/16	$10,150	$10,232	$9,831
6/30/16	$9,882	$9,979	$9,554
7/31/16	$10,390	$10,488	$10,033
8/31/16	$10,321	$10,398	$10,059
9/30/16	$10,480	$10,594	$10,186
10/31/16	$10,099	$10,218	$9,983
11/30/16	$9,814	$9,934	$9,812
12/31/16	$10,042	$10,165	$10,126
1/31/17	$10,342	$10,471	$10,443
2/28/17	$10,525	$10,669	$10,586
3/31/17	$10,725	$10,876	$10,866
4/30/17	$11,047	$11,204	$11,108
5/31/17	$11,429	$11,595	$11,507
6/30/17	$11,471	$11,636	$11,523
7/31/17	$11,792	$11,964	$11,866
8/31/17	$11,887	$12,061	$11,854
9/30/17	$12,136	$12,309	$12,161
10/31/17	$12,413	$12,603	$12,379
11/30/17	$12,560	$12,762	$12,515
12/31/17	$12,811	$13,010	$12,752
1/31/18	$13,318	$13,546	$13,337
2/28/18	$12,797	$13,026	$12,701
3/31/18	$12,616	$12,855	$12,494
4/30/18	$12,842	$13,094	$12,806
5/31/18	$12,746	$13,003	$12,550
6/30/18	$12,488	$12,742	$12,374
7/31/18	$12,652	$12,913	$12,651
8/31/18	$12,519	$12,780	$12,437
9/30/18	$12,561	$12,828	$12,535
10/31/18	$11,530	$11,777	$11,491
11/30/18	$11,530	$11,781	$11,502
12/31/18	$11,068	$11,307	$10,924
1/31/19	$11,891	$12,152	$11,713
2/28/19	$12,061	$12,328	$11,983
3/31/19	$12,138	$12,414	$12,030
4/30/19	$12,230	$12,508	$12,357
5/31/19	$11,787	$12,057	$11,749
6/30/19	$12,323	$12,605	$12,453
7/31/19	$12,192	$12,479	$12,285
8/31/19	$11,953	$12,239	$11,972
9/30/19	$12,242	$12,540	$12,338
10/31/19	$12,647	$12,957	$12,757
11/30/19	$12,760	$13,077	$12,899
12/31/19	$13,128	$13,457	$13,357
1/31/20	$12,945	$13,274	$13,068
2/29/20	$11,769	$12,066	$11,916
3/31/20	$10,032	$10,287	$10,268
4/30/20	$10,836	$11,116	$11,000
5/31/20	$11,409	$11,709	$11,488
6/30/20	$11,648	$11,950	$11,896
7/31/20	$12,089	$12,404	$12,228
8/31/20	$12,847	$13,185	$12,864
9/30/20	$12,648	$12,989	$12,553
10/31/20	$12,221	$12,551	$12,083
11/30/20	$13,595	$13,964	$13,953
12/31/20	$14,228	$14,616	$14,685
1/31/21	$14,131	$14,521	$14,557
2/28/21	$14,142	$14,533	$14,901
3/31/21	$14,686	$15,105	$15,277
4/30/21	$15,095	$15,531	$15,755
5/31/21	$15,543	$15,999	$16,329
6/30/21	$15,419	$15,873	$16,138
7/31/21	$15,582	$16,056	$16,186
8/31/21	$15,762	$16,243	$16,431
9/30/21	$15,264	$15,742	$15,939
10/31/21	$15,462	$15,947	$16,341
11/30/21	$14,767	$15,231	$15,571
12/31/21	$15,549	$16,048	$16,373
1/31/22	$14,729	$15,203	$15,602
2/28/22	$14,629	$15,109	$15,379
3/31/22	$14,718	$15,210	$15,538
4/30/22	$13,930	$14,405	$14,536
5/31/22	$13,860	$14,330	$14,654
6/30/22	$12,631	$13,062	$13,235
7/31/22	$13,191	$13,644	$13,891
8/31/22	$12,649	$13,089	$13,270
9/30/22	$11,280	$11,677	$11,975
10/31/22	$11,639	$12,050	$12,629
11/30/22	$12,795	$13,245	$14,005
12/31/22	$12,889	$13,349	$13,941
1/31/23	$13,714	$14,203	$15,083
2/28/23	$13,385	$13,869	$14,690
3/31/23	$13,692	$14,198	$15,018
4/30/23	$13,994	$14,509	$15,423
5/31/23	$13,434	$13,934	$14,841
6/30/23	$13,994	$14,514	$15,505
7/31/23	$14,527	$15,069	$16,039
8/31/23	$14,114	$14,649	$15,411
9/30/23	$13,703	$14,236	$14,888
10/31/23	$13,103	$13,614	$14,247
11/30/23	$14,297	$14,857	$15,627
12/31/23	$15,093	$15,688	$16,496
1/31/24	$15,041	$15,636	$16,471
2/29/24	$15,173	$15,775	$16,792
3/31/24	$15,626	$16,256	$17,364
4/30/24	$15,268	$15,892	$16,902
5/31/24	$15,689	$16,332	$17,485
6/30/24	$15,363	$15,998	$17,250
7/31/24	$16,119	$16,794	$17,808
8/31/24	$16,606	$17,302	$18,335

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 11/24/15
Xtrackers FTSE Developed ex US Multifactor ETF - NAV	17.65%	6.80%	5.95%
Xtrackers FTSE Developed ex US Multifactor ETF - Market	17.70%	6.81%	5.93%
FTSE Developed ex US Comprehensive Factor Index	18.11%	7.17%	6.44%
FTSE Developed ex US Net Tax (US RIC) Index	18.97%	8.90%	7.15%

AssetsNet	$ 55,810,640	$ 55,810,640	$ 55,810,640
Holdings Count | Holding	1,198	1,198	1,198
Advisory Fees Paid, Amount			$ 135,177
InvestmentCompanyPortfolioTurnover			51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	55,810,640
Number of Portfolio Holdings	1,198
Portfolio Turnover Rate (%)	51
Total Net Advisory Fees Paid ($)	135,177

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Industrials	27%
Consumer Discretionary	12%
Financials	12%
Materials	10%
Consumer Staples	10%
Utilities	7%
Information Technology	5%
Health Care	5%
Energy	4%
Communication Services	4%
Real Estate	3%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	7.5% of Net Assets
Tesco PLC (United Kingdom)	1.0%
3i Group PLC (United Kingdom)	1.0%
ENEOS Holdings, Inc. (Japan)	0.8%
Tokyo Gas Co. Ltd. (Japan)	0.7%
Trelleborg AB (Sweden)	0.7%
Industrivarden AB (Sweden)	0.7%
E.ON SE (Germany)	0.7%
DCC PLC (Ireland)	0.7%
Keppel Ltd. (Singapore)	0.6%
Singapore Airlines Ltd. (Singapore)	0.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since September 1, 2023. For more information, review the Fund's current prospectus at dws.com/etfreports, or by calling (844) 851-4255.

Effective August 13, 2024, the Fund’s unitary advisory fee was reduced from 0.35% to 0.24%. At the same time, the Board terminated the contractual expense limitation that capped the fund’s operating expenses at the same level because of the redundancy.

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000217052
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Kokusai Equity ETF
Trading Symbol			KOKU
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI Kokusai Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI Kokusai Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
KOKU	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.09%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI Kokusai Index. The Underlying is also known as the MSCI World ex Japan Index. The Underlying Index is designed to track the performance of equity markets in developed markets (excluding Japan).

The Fund returned 25.07% for the period ended August 31, 2024. The Fund's underlying index returned 24.74% and the Fund's broad-based index the MSCI World Index returned 24.43% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Health Care. From a geographical perspective, most countries contributed positively to performance during the period with the greatest contribution coming from United States, United Kingdom and Canada. Hong Kong was the only negative contributor to performance.

Line Graph [Table Text Block]
	Xtrackers MSCI Kokusai Equity ETF - NAV	MSCI Kokusai Index (the Underlying Index)	MSCI World Index
4/8/20	$10,000	$10,000	$10,000
8/20	$13,166	$13,148	$13,043
2/21	$14,672	$14,634	$14,572
8/21	$17,231	$17,160	$16,925
2/22	$16,482	$16,395	$16,138
8/22	$14,723	$14,620	$14,374
2/23	$15,348	$15,215	$14,955
8/23	$17,082	$16,904	$16,616
2/24	$19,215	$18,992	$18,687
8/24	$21,364	$21,086	$20,677

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 4/8/20
Xtrackers MSCI Kokusai Equity ETF - NAV	25.07%	18.83%
Xtrackers MSCI Kokusai Equity ETF - Market	25.14%	18.81%
MSCI Kokusai Index	24.74%	18.46%
MSCI World Index	24.43%	17.94%

AssetsNet	$ 603,092,260	$ 603,092,260	$ 603,092,260
Holdings Count | Holding	1,216	1,216	1,216
Advisory Fees Paid, Amount			$ 492,045
InvestmentCompanyPortfolioTurnover			3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	603,092,260
Number of Portfolio Holdings	1,216
Portfolio Turnover Rate (%)	3
Total Net Advisory Fees Paid ($)	492,045

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Information Technology	25%
Financials	16%
Health Care	13%
Industrials	10%
Consumer Discretionary	9%
Communication Services	7%
Consumer Staples	7%
Materials	4%
Energy	4%
Utilities	3%
Real Estate	2%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	24.6% of Net Assets
Apple, Inc. (United States)	5.1%
Microsoft Corp. (United States)	4.5%
NVIDIA Corp. (United States)	4.5%
Amazon.com, Inc. (United States)	2.6%
Meta Platforms, Inc. (United States)	1.8%
Alphabet, Inc. (United States)	1.5%
Alphabet, Inc. (United States)	1.3%
Eli Lilly & Co. (United States)	1.2%
Broadcom, Inc. (United States)	1.1%
JPMorgan Chase & Co. (United States)	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196640
Shareholder Report [Line Items]
Fund Name			Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Trading Symbol			QARP
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Russell 1000 US Quality at a Reasonable Price ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Russell 1000 US Quality at a Reasonable Price ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QARP	$21	0.19%

Gross expense ratio as of the latest prospectus: 0.19%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.19%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Russell 1000® 2Qual/Val 5% Capped Factor Index. The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index, which is comprised of large-cap equity securities from issuers in the United States.

The Fund returned 21.45% for the period ended August 31, 2024. The Fund's underlying index returned 21.72% and the Fund's broad-based index the Russell 1000® Index returned 26.60% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Communication Services and Consumer Staples.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 4/5/18
Xtrackers Russell 1000 US QARP ETF - NAV	21.45%	15.65%	13.79%
Xtrackers Russell 1000 US QARP ETF - Market	21.35%	15.67%	13.77%
Russell 1000® 2Qual/Val 5% Capped Factor Index	21.72%	15.91%	14.04%
Russell 1000® Index	26.60%	15.55%	14.16%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 68,286,335	$ 68,286,335	$ 68,286,335
Holdings Count | Holding	350	350	350
Advisory Fees Paid, Amount			$ 114,535
InvestmentCompanyPortfolioTurnover			22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	68,286,335
Number of Portfolio Holdings	350
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	114,535

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	36.6% of Net Assets
Berkshire Hathaway, Inc.	5.5%
Apple, Inc.	5.1%
Meta Platforms, Inc.	4.9%
Alphabet, Inc.	4.4%
Amazon.com, Inc.	3.5%
Exxon Mobil Corp.	3.2%
Walmart, Inc.	2.7%
Johnson & Johnson	2.6%
UnitedHealth Group, Inc.	2.4%
Costco Wholesale Corp.	2.3%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000152991
Shareholder Report [Line Items]
Fund Name			Xtrackers Russell US Multifactor ETF
Trading Symbol			DEUS
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Russell US Multifactor ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Russell US Multifactor ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DEUS	$19	0.17%

Gross expense ratio as of the latest prospectus: 0.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 19
Expense Ratio, Percent			0.17%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Russell 1000® Comprehensive Factor Index. The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000® Index, which is comprised of large-cap equity securities from issuers in the United States.

The Fund returned 21.78% for the period ended August 31, 2024. The Fund's underlying index returned 21.94% and the Fund's broad-based index the Russell 1000® Index returned 26.60% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Industrials, Financials and Consumer Discretionary.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 11/24/15
Xtrackers Russell US Multifactor ETF - NAV	21.78%	11.59%	11.03%
Xtrackers Russell US Multifactor ETF - Market	21.81%	11.60%	11.02%
Russell 1000® Comprehensive Factor Index	21.94%	11.73%	11.19%
Russell 1000® Index	26.60%	15.55%	13.78%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 167,515,191	$ 167,515,191	$ 167,515,191
Holdings Count | Holding	858	858	858
Advisory Fees Paid, Amount			$ 248,820
InvestmentCompanyPortfolioTurnover			41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	167,515,191
Number of Portfolio Holdings	858
Portfolio Turnover Rate (%)	41
Total Net Advisory Fees Paid ($)	248,820

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	7.7% of Net Assets
McKesson Corp.	1.1%
Arch Capital Group Ltd.	1.1%
Cardinal Health, Inc.	0.9%
Centene Corp.	0.7%
Cencora, Inc.	0.7%
Leidos Holdings, Inc.	0.7%
PulteGroup, Inc.	0.7%
Ferguson Enterprises, Inc.	0.6%
GoDaddy, Inc.	0.6%
D.R. Horton, Inc.	0.6%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196639
Shareholder Report [Line Items]
Fund Name			Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Trading Symbol			EMCR
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMCR	$16	0.15%

Gross expense ratio as of the latest prospectus: 0.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 16
Expense Ratio, Percent			0.15%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR. The Underlying Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement.

The Fund returned 14.88% for the period ended August 31, 2024. The Fund's underlying index returned 16.44% and the Fund's broad-based index the MSCI Emerging Markets Index returned 15.07% during the same period.

The majority of sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Communication Services. The Materials, Industrials and Energy sectors detracted from performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Taiwan, India and Korea while China, United States and Mexico contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers Emerging Markets Carbon Reduction and CI ETF - NAV	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the Underlying Index)	MSCI Emerging Markets Index
12/6/18	$10,000	$10,000	$10,000
12/31/18	$9,478	$9,481	$9,546
1/31/19	$10,176	$10,179	$10,383
2/28/19	$10,363	$10,366	$10,406
3/31/19	$10,414	$10,413	$10,494
4/30/19	$10,708	$10,713	$10,715
5/31/19	$10,156	$10,164	$9,937
6/30/19	$10,754	$10,763	$10,557
7/31/19	$10,629	$10,640	$10,428
8/31/19	$10,344	$10,356	$9,920
9/30/19	$10,623	$10,633	$10,109
10/31/19	$11,039	$11,052	$10,535
11/30/19	$11,154	$11,172	$10,521
12/31/19	$11,614	$11,634	$11,306
1/31/20	$11,341	$11,368	$10,779
2/29/20	$10,494	$10,516	$10,210
3/31/20	$9,073	$9,087	$8,638
4/30/20	$9,779	$9,794	$9,429
5/31/20	$10,126	$10,142	$9,501
6/30/20	$10,636	$10,650	$10,200
7/31/20	$11,198	$11,215	$11,111
8/31/20	$11,663	$11,685	$11,357
9/30/20	$11,433	$11,450	$10,883
10/31/20	$11,214	$11,229	$10,649
11/30/20	$12,588	$12,602	$12,081
12/31/20	$13,166	$13,180	$12,734
1/31/21	$13,326	$13,344	$12,762
2/28/21	$13,457	$13,478	$13,015
3/31/21	$13,624	$13,646	$13,179
4/30/21	$13,996	$14,015	$13,567
5/31/21	$14,337	$14,359	$13,977
6/30/21	$14,326	$14,360	$13,901
7/31/21	$14,085	$14,123	$13,672
8/31/21	$14,794	$14,878	$13,755
9/30/21	$14,125	$14,223	$13,209
10/31/21	$14,280	$14,377	$13,339
11/30/21	$13,776	$13,871	$12,795
12/31/21	$14,000	$14,104	$13,035
1/31/22	$13,922	$14,022	$12,789
2/28/22	$13,479	$13,617	$12,406
3/31/22	$13,305	$13,400	$12,126
4/30/22	$12,527	$12,620	$11,452
5/31/22	$12,549	$12,647	$11,502
6/30/22	$11,713	$11,803	$10,738
7/31/22	$11,661	$11,750	$10,711
8/31/22	$11,709	$11,806	$10,756
9/30/22	$10,331	$10,417	$9,495
10/31/22	$9,987	$10,070	$9,200
11/30/22	$11,489	$11,590	$10,565
12/31/22	$11,313	$11,416	$10,416
1/31/23	$12,258	$12,369	$11,239
2/28/23	$11,487	$11,594	$10,510
3/31/23	$11,830	$11,941	$10,829
4/30/23	$11,640	$11,750	$10,706
5/31/23	$11,554	$11,669	$10,526
6/30/23	$12,000	$12,122	$10,926
7/31/23	$12,687	$12,822	$11,606
8/31/23	$11,946	$12,074	$10,891
9/30/23	$11,605	$11,734	$10,606
10/31/23	$11,163	$11,284	$10,194
11/30/23	$12,124	$12,270	$11,010
12/31/23	$12,526	$12,704	$11,440
1/31/24	$11,978	$12,158	$10,909
2/29/24	$12,537	$12,738	$11,428
3/31/24	$12,816	$13,022	$11,679
4/30/24	$12,851	$13,059	$11,764
5/31/24	$12,935	$13,143	$11,830
6/30/24	$13,463	$13,719	$12,297
7/31/24	$13,529	$13,804	$12,333
8/31/24	$13,724	$14,059	$12,532

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 12/6/18
Xtrackers Emerging Markets Carbon Reduction and CI ETF - NAV	14.88%	5.82%	5.67%
Xtrackers Emerging Markets Carbon Reduction and CI ETF - Market	14.54%	5.74%	5.60%
Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR	16.44%	6.31%	6.11%
MSCI Emerging Markets Index	15.07%	4.79%	4.01%

AssetsNet	$ 94,262,904	$ 94,262,904	$ 94,262,904
Holdings Count | Holding	1,424	1,424	1,424
Advisory Fees Paid, Amount			$ 671,017
InvestmentCompanyPortfolioTurnover			79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	94,262,904
Number of Portfolio Holdings	1,424
Portfolio Turnover Rate (%)	79
Total Net Advisory Fees Paid ($)	671,017

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Information Technology	26%
Financials	23%
Consumer Discretionary	13%
Communication Services	12%
Health Care	6%
Industrials	6%
Consumer Staples	5%
Materials	4%
Real Estate	2%
Utilities	1%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	27.0% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.1%
Tencent Holdings Ltd. (China)	5.1%
Alibaba Group Holding Ltd. (China)	2.8%
Samsung Electronics Co. Ltd. (South Korea)	2.7%
Infosys Ltd. (India)	1.7%
Meituan (China)	1.2%
Tata Consultancy Services Ltd. (India)	1.1%
HDFC Bank Ltd. (India)	1.1%
International Holding Co. PJSC (United Arab Emirates)	1.1%
PDD Holdings, Inc. (Ireland)	1.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196638
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI EAFE ESG Leaders Equity ETF
Trading Symbol			EASG
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI EAFE ESG Leaders Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI EAFE ESG Leaders Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EASG	$15	0.14%

Gross expense ratio as of the latest prospectus: 0.14%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 15
Expense Ratio, Percent			0.14%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI EAFE ESG Leaders Index. The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States.

The Fund returned 20.32% for the period ended August 31, 2024. The Fund's underlying index returned 20.35% and the Fund's broad-based index the MSCI EAFE Index returned 19.40% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Financials, Health Care and Industrials. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Japan, United Kingdom and China while Hong Kong contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers MSCI EAFE ESG Leaders Equity ETF - NAV	MSCI EAFE ESG Leaders Index (the Underlying Index)	MSCI EAFE Index
9/6/18	$10,000	$10,000	$10,000
9/30/18	$10,245	$10,245	$10,287
10/31/18	$9,399	$9,396	$9,468
11/30/18	$9,461	$9,461	$9,457
12/31/18	$8,988	$8,984	$8,998
1/31/19	$9,532	$9,533	$9,589
2/28/19	$9,773	$9,776	$9,833
3/31/19	$9,817	$9,820	$9,895
4/30/19	$10,120	$10,113	$10,173
5/31/19	$9,691	$9,681	$9,685
6/30/19	$10,274	$10,265	$10,259
7/31/19	$10,121	$10,115	$10,129
8/31/19	$9,911	$9,905	$9,867
9/30/19	$10,256	$10,249	$10,149
10/31/19	$10,687	$10,681	$10,514
11/30/19	$10,797	$10,792	$10,633
12/31/19	$11,134	$11,130	$10,978
1/31/20	$10,964	$10,960	$10,749
2/29/20	$10,016	$10,014	$9,777
3/31/20	$8,799	$8,792	$8,472
4/30/20	$9,363	$9,355	$9,020
5/31/20	$9,802	$9,796	$9,412
6/30/20	$10,152	$10,146	$9,733
7/31/20	$10,413	$10,406	$9,960
8/31/20	$10,911	$10,903	$10,472
9/30/20	$10,687	$10,677	$10,200
10/31/20	$10,190	$10,183	$9,792
11/30/20	$11,774	$11,767	$11,310
12/31/20	$12,298	$12,293	$11,836
1/31/21	$12,174	$12,170	$11,710
2/28/21	$12,322	$12,316	$11,973
3/31/21	$12,620	$12,608	$12,248
4/30/21	$12,931	$12,917	$12,617
5/31/21	$13,371	$13,356	$13,069
6/30/21	$13,200	$13,195	$12,881
7/31/21	$13,331	$13,326	$12,978
8/31/21	$13,672	$13,669	$13,207
9/30/21	$13,262	$13,252	$12,824
10/31/21	$13,619	$13,610	$13,139
11/30/21	$12,987	$12,978	$12,528
12/31/21	$13,689	$13,681	$13,169
1/31/22	$12,913	$12,907	$12,533
2/28/22	$12,567	$12,566	$12,311
3/31/22	$12,654	$12,648	$12,391
4/30/22	$11,856	$11,846	$11,589
5/31/22	$11,849	$11,831	$11,676
6/30/22	$10,797	$10,781	$10,592
7/31/22	$11,372	$11,356	$11,120
8/31/22	$10,743	$10,731	$10,592
9/30/22	$9,683	$9,668	$9,601
10/31/22	$10,210	$10,194	$10,118
11/30/22	$11,376	$11,358	$11,257
12/31/22	$11,371	$11,356	$11,266
1/31/23	$12,332	$12,316	$12,178
2/28/23	$12,078	$12,063	$11,924
3/31/23	$12,409	$12,388	$12,220
4/30/23	$12,824	$12,803	$12,565
5/31/23	$12,310	$12,285	$12,033
6/30/23	$12,813	$12,784	$12,581
7/31/23	$13,184	$13,155	$12,988
8/31/23	$12,657	$12,629	$12,490
9/30/23	$12,183	$12,156	$12,064
10/31/23	$11,713	$11,686	$11,575
11/30/23	$12,814	$12,787	$12,649
12/31/23	$13,521	$13,494	$13,321
1/31/24	$13,642	$13,614	$13,398
2/29/24	$13,839	$13,812	$13,643
3/31/24	$14,219	$14,187	$14,076
4/30/24	$13,952	$13,917	$13,731
5/31/24	$14,527	$14,493	$14,262
6/30/24	$14,439	$14,407	$14,032
7/31/24	$14,752	$14,719	$14,444
8/31/24	$15,230	$15,199	$14,914

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 9/6/18
Xtrackers MSCI EAFE ESG Leaders Equity ETF - NAV	20.32%	8.97%	7.28%
Xtrackers MSCI EAFE ESG Leaders Equity ETF - Market	20.38%	9.00%	7.33%
MSCI EAFE ESG Leaders Index	20.35%	8.94%	7.24%
MSCI EAFE Index	19.40%	8.61%	6.90%

AssetsNet	$ 53,907,124	$ 53,907,124	$ 53,907,124
Holdings Count | Holding	364	364	364
Advisory Fees Paid, Amount			$ 66,109
InvestmentCompanyPortfolioTurnover			12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	53,907,124
Number of Portfolio Holdings	364
Portfolio Turnover Rate (%)	12
Total Net Advisory Fees Paid ($)	66,109

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Financials	20%
Industrials	17%
Health Care	16%
Consumer Discretionary	11%
Consumer Staples	9%
Information Technology	9%
Materials	6%
Communication Services	4%
Energy	3%
Utilities	3%
Real Estate	2%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	24.9% of Net Assets
Novo Nordisk A/S (Denmark)	5.0%
ASML Holding NV (Netherlands)	4.0%
AstraZeneca PLC (United Kingdom)	3.0%
Novartis AG (Switzerland)	2.6%
LVMH Moet Hennessy Louis Vuitton SE (France)	2.3%
HSBC Holdings PLC (United Kingdom)	1.8%
Unilever PLC (United Kingdom)	1.8%
TotalEnergies SE (France)	1.6%
Schneider Electric SE (France)	1.5%
Sony Group Corp. (Japan)	1.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000196637
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Trading Symbol			EMSG
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMSG	$21	0.20%

Gross expense ratio as of the latest prospectus: 0.20%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 21
Expense Ratio, Percent			0.20%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI Emerging Markets ESG Leaders Index. The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries, as defined by the index provider.

The Fund returned 14.74% for the period ended August 31, 2024. The Fund's underlying index returned 15.86% and the Fund's broad-based index the MSCI Emerging Markets Index returned 15.07% during the same period.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Communication Services. The Materials, Consumer Discretionary and Health Care sectors were negative contributors to performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Taiwan, India and South Africa while Hong Kong, United States and Mexico contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF - NAV	MSCI Emerging Markets ESG Leaders Index (the Underlying Index)	MSCI Emerging Markets Index
12/6/18	$10,000	$10,000	$10,000
12/31/18	$9,543	$9,551	$9,546
1/31/19	$10,391	$10,399	$10,383
2/28/19	$10,386	$10,393	$10,406
3/31/19	$10,487	$10,503	$10,494
4/30/19	$10,756	$10,778	$10,715
5/31/19	$9,945	$9,978	$9,937
6/30/19	$10,501	$10,543	$10,557
7/31/19	$10,452	$10,500	$10,428
8/31/19	$9,983	$10,027	$9,920
9/30/19	$10,070	$10,116	$10,109
10/31/19	$10,522	$10,575	$10,535
11/30/19	$10,608	$10,669	$10,521
12/31/19	$11,367	$11,438	$11,306
1/31/20	$10,827	$10,903	$10,779
2/29/20	$10,343	$10,404	$10,210
3/31/20	$8,797	$8,847	$8,638
4/30/20	$9,664	$9,721	$9,429
5/31/20	$9,726	$9,779	$9,501
6/30/20	$10,546	$10,607	$10,200
7/31/20	$11,695	$11,769	$11,111
8/31/20	$12,009	$12,087	$11,357
9/30/20	$11,851	$11,929	$11,174
10/31/20	$12,296	$12,383	$11,405
11/30/20	$12,999	$13,090	$12,459
12/31/20	$13,629	$13,735	$13,375
1/31/21	$14,457	$14,563	$13,785
2/28/21	$14,386	$14,503	$13,891
3/31/21	$14,195	$14,308	$13,681
4/30/21	$14,586	$14,701	$14,022
5/31/21	$14,576	$14,696	$14,183
6/30/21	$14,889	$15,023	$14,372
7/31/21	$13,847	$13,968	$13,404
8/31/21	$14,230	$14,352	$13,755
9/30/21	$13,586	$13,721	$13,209
10/31/21	$13,827	$13,961	$13,339
11/30/21	$13,152	$13,274	$12,795
12/31/21	$13,321	$13,452	$13,035
1/31/22	$13,180	$13,304	$12,789
2/28/22	$12,508	$12,715	$12,406
3/31/22	$12,353	$12,483	$12,126
4/30/22	$11,523	$11,649	$11,452
5/31/22	$11,558	$11,669	$11,502
6/30/22	$10,764	$10,862	$10,738
7/31/22	$10,607	$10,716	$10,711
8/31/22	$10,595	$10,723	$10,756
9/30/22	$9,263	$9,365	$9,495
10/31/22	$8,871	$8,975	$9,200
11/30/22	$10,359	$10,492	$10,565
12/31/22	$10,260	$10,385	$10,416
1/31/23	$11,198	$11,323	$11,239
2/28/23	$10,413	$10,532	$10,510
3/31/23	$10,777	$10,900	$10,829
4/30/23	$10,481	$10,601	$10,706
5/31/23	$10,273	$10,407	$10,526
6/30/23	$10,652	$10,795	$10,926
7/31/23	$11,283	$11,439	$11,606
8/31/23	$10,539	$10,692	$10,891
9/30/23	$10,194	$10,345	$10,606
10/31/23	$9,814	$9,957	$10,194
11/30/23	$10,530	$10,695	$11,010
12/31/23	$10,838	$11,025	$11,440
1/31/24	$10,374	$10,559	$10,909
2/29/24	$10,804	$11,005	$11,428
3/31/24	$11,043	$11,249	$11,679
4/30/24	$11,140	$11,356	$11,764
5/31/24	$11,257	$11,483	$11,830
6/30/24	$11,752	$12,005	$12,297
7/31/24	$11,767	$12,027	$12,333
8/31/24	$12,093	$12,387	$12,532

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 12/6/18
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF - NAV	14.74%	3.91%	3.37%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF - Market	14.48%	3.81%	3.26%
MSCI Emerging Markets ESG Leaders Index	15.86%	4.32%	3.80%
MSCI Emerging Markets Index	15.07%	4.79%	4.01%

AssetsNet	$ 28,016,141	$ 28,016,141	$ 28,016,141
Holdings Count | Holding	491	491	491
Advisory Fees Paid, Amount			$ 51,088
InvestmentCompanyPortfolioTurnover			14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	28,016,141
Number of Portfolio Holdings	491
Portfolio Turnover Rate (%)	14
Total Net Advisory Fees Paid ($)	51,088

Holdings [Text Block]

Sector Diversification

Sector	% of Net Assets
Information Technology	23%
Financials	22%
Communication Services	15%
Consumer Discretionary	12%
Industrials	6%
Materials	5%
Consumer Staples	5%
Energy	4%
Utilities	3%
Health Care	3%
Real Estate	2%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	39.9% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	17.1%
Tencent Holdings Ltd. (China)	7.6%
Alibaba Group Holding Ltd. (China)	3.8%
Reliance Industries Ltd. (India)	2.6%
HDFC Bank Ltd. (India)	2.0%
Infosys Ltd. (India)	1.8%
China Construction Bank Corp. (China)	1.6%
MediaTek, Inc. (Taiwan)	1.4%
Bharti Airtel Ltd. (India)	1.1%
Industrial & Commercial Bank of China Ltd. (China)	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000241385
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI USA Climate Action Equity ETF
Trading Symbol			USCA
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI USA Climate Action Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI USA Climate Action Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USCA	$8	0.07%

Gross expense ratio as of the latest prospectus: 0.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 8
Expense Ratio, Percent			0.07%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI USA Climate Action Index which is comprised of large and mid-capitalization companies in the United States that the Underlying Index’s methodology assesses as leading their sector peers in taking action relating to a climate transition.

The Fund returned 27.85% for the period ended August 31, 2024. The Fund's underlying index returned 27.89% and the Fund's broad-based index the MSCI USA Index returned 27.10% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Communication Services.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 4/4/23
Xtrackers MSCI USA Climate Action Equity ETF - NAV	27.85%	29.43%
Xtrackers MSCI USA Climate Action Equity ETF - Market	27.81%	29.36%
MSCI USA Climate Action Index	27.89%	29.43%
MSCI USA Index	27.10%	26.93%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 2,212,449,353	$ 2,212,449,353	$ 2,212,449,353
Holdings Count | Holding	297	297	297
Advisory Fees Paid, Amount			$ 1,467,094
InvestmentCompanyPortfolioTurnover			20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,212,449,353
Number of Portfolio Holdings	297
Portfolio Turnover Rate (%)	20
Total Net Advisory Fees Paid ($)	1,467,094

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	36.2% of Net Assets
NVIDIA Corp.	5.8%
Apple, Inc.	5.6%
Amazon.com, Inc.	4.6%
Microsoft Corp.	4.6%
Alphabet, Inc.	4.3%
Meta Platforms, Inc.	3.3%
Eli Lilly & Co.	2.2%
Broadcom, Inc.	2.1%
JPMorgan Chase & Co.	1.9%
Tesla, Inc.	1.8%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000210444
Shareholder Report [Line Items]
Fund Name			Xtrackers MSCI USA ESG Leaders Equity ETF
Trading Symbol			USSG
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers MSCI USA ESG Leaders Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers MSCI USA ESG Leaders Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USSG	$10	0.09%

Gross expense ratio as of the latest prospectus: 0.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 10
Expense Ratio, Percent			0.09%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the MSCI USA ESG Leaders Index. The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market.

The Fund returned 26.52% for the period ended August 31, 2024. The Fund's underlying index returned 26.63% and the Fund's broad-based index the MSCI USA Index returned 27.10% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Health Care.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	5-Year	Since Inception 3/7/19
Xtrackers MSCI USA ESG Leaders Equity ETF - NAV	26.52%	16.11%	16.04%
Xtrackers MSCI USA ESG Leaders Equity ETF - Market	26.50%	16.12%	16.02%
MSCI USA ESG Leaders Index	26.63%	16.21%	16.13%
MSCI USA Index	27.10%	15.85%	15.66%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 1,044,668,032	$ 1,044,668,032	$ 1,044,668,032
Holdings Count | Holding	296	296	296
Advisory Fees Paid, Amount			$ 976,881
InvestmentCompanyPortfolioTurnover			7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	1,044,668,032
Number of Portfolio Holdings	296
Portfolio Turnover Rate (%)	7
Total Net Advisory Fees Paid ($)	976,881

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	42.4% of Net Assets
Microsoft Corp.	11.3%
NVIDIA Corp.	11.2%
Alphabet, Inc.	6.9%
Eli Lilly & Co.	3.0%
Tesla, Inc.	2.4%
Visa, Inc.	1.7%
Procter & Gamble Co.	1.5%
Mastercard, Inc.	1.5%
Johnson & Johnson	1.5%
Home Depot, Inc.	1.4%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000236536
Shareholder Report [Line Items]
Fund Name			Xtrackers Net Zero Pathway Paris Aligned US Equity ETF
Trading Symbol			USNZ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about the Xtrackers Net Zero Pathway Paris Aligned US Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers Net Zero Pathway Paris Aligned US Equity ETF ("the Fund") for the period September 1, 2023 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number			(844) 851‐4255
Additional Information Website			dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
USNZ	$11	0.10%

Gross expense ratio as of the latest prospectus: 0.10%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount			$ 11
Expense Ratio, Percent			0.10%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the Fund's underlying index, the Solactive ISS ESG United States Net Zero Pathway Enhanced Index, which is comprised of large and mid-capitalization companies in the United States that meet certain environmental, social and governance (“ ESG “) criteria. The constituents of the Underlying Index are weighted in such a manner seeking to comply with the European Union Paris-aligned Benchmark standards, while incorporating recommendations of the Net Zero Investment Framework published, from time to time, by the Institutional Investors Group on Climate Change.

The Fund returned 27.94% for the period ended August 31, 2024. The Fund's underlying index returned 28.05% and the Fund's broad-based index the S&P 500® Index returned 27.14% during the same period.

All sectors contributed positively to performance during the period with the greatest contribution coming from Information Technology, Financials and Health Care.

Average Annual Return [Table Text Block]
Fund/Index	1-Year	Since Inception 6/28/22
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF - NAV	27.94%	20.62%
Xtrackers Net Zero Pathway Paris Aligned US Equity ETF - Market	27.83%	20.60%
Solactive ISS ESG United States Net Zero Pathway Enhanced Index	28.05%	20.69%
S&P 500® Index	27.14%	20.41%

Average Annual Total Returns

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment returns and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. Shares are bought and sold at market price (closing price) not net asset value (NAV) and are not individually redeemed from the Fund. Market Price returns are based on the midpoint of the bid/ask spread at 4:00 pm Eastern Time (when NAV is normally determined) and do not represent the return you would receiveif you traded at other times. To obtain the most recent month-end performance data visit etf.dws.com/en-us/etf-products or call (844) 851-4255.

AssetsNet	$ 221,677,360	$ 221,677,360	$ 221,677,360
Holdings Count | Holding	339	339	339
Advisory Fees Paid, Amount			$ 176,274
InvestmentCompanyPortfolioTurnover			11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	221,677,360
Number of Portfolio Holdings	339
Portfolio Turnover Rate (%)	11
Total Net Advisory Fees Paid ($)	176,274

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	37.4% of Net Assets
Apple, Inc.	8.9%
Microsoft Corp.	8.2%
NVIDIA Corp.	6.5%
Alphabet, Inc.	3.8%
Meta Platforms, Inc.	3.0%
Eli Lilly & Co.	1.8%
Broadcom, Inc.	1.7%
JPMorgan Chase & Co.	1.4%
UnitedHealth Group, Inc.	1.1%
Johnson & Johnson	1.0%

Updated Prospectus Phone Number			(844) 851-4255
Updated Prospectus Web Address			dws.com/en-us/resources/proxy-voting
C000247939
Shareholder Report [Line Items]
Fund Name	Xtrackers RREEF Global Natural Resources ETF
Trading Symbol	NRES
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Xtrackers RREEF Global Natural Resources ETF ("the Fund") for the period February 27, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Xtrackers RREEF Global Natural Resources ETF ("the Fund") for the period February 27, 2024 to August 31, 2024. You can find additional information about the Fund at dws.com/etfreports. You can also request this information by contacting us at (844) 851‐4255.

Additional Information Phone Number	(844) 851‐4255
Additional Information Website	dws.com/etfreports
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NRES	$24Footnote Reference(a)	0.45%

(a) Based on the period February 27, 2024 (commencement of operations) through August 31, 2024. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Gross expense ratio as of the latest prospectus: 0.45%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The Fund seeks total return from both capital appreciation and current income. The fund is an actively-managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specific index. Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (calculated at the time of any investment), in securities of companies in the natural resources sector.

The Fund returned 8.75% for the period ended August 31, 2024. The Fund's broad-based index, the MSCI World Index, returned 10.85% for the same period, while the Fund's additional, more narrowly based index, S&P Global Natural Resources Net TR index returned 7.94%.

Most sectors contributed positively to performance during the period with the greatest contribution coming from Materials, Energy and Consumer Staples. The Real Estate sector was the only negative contributor to performance. From a geographical perspective, the majority of countries contributed positively to performance during the period with the greatest contribution coming from Canada, United Kingdom and United States while Japan, South Africa and Korea contributed negatively to performance.

Line Graph [Table Text Block]
	Xtrackers RREEF Global Natural Resources ETF - NAV	MSCI World Index	S&P Global Natural Resources Net TR index
2/27/24	$10,000	$10,000	$10,000
2/24	$9,993	$10,018	$10,046
3/24	$10,893	$10,337	$10,872
4/24	$10,919	$9,956	$10,865
5/24	$11,231	$10,401	$11,159
6/24	$10,721	$10,612	$10,664
7/24	$10,935	$10,799	$10,811
8/24	$10,875	$11,085	$10,794

Average Annual Return [Table Text Block]
Fund/Index	Since Inception 2/27/24
Xtrackers RREEF Global Natural Resources ETF - NAV	8.75%
Xtrackers RREEF Global Natural Resources ETF - Market	9.26%
MSCI World Index	10.85%
S&P Global Natural Resources Net TR index	7.94%

AssetsNet	$ 30,939,591	$ 30,939,591	$ 30,939,591
Holdings Count | Holding	65	65	65
Advisory Fees Paid, Amount	$ 25,964
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	30,939,591
Number of Portfolio Holdings	65
Portfolio Turnover Rate (%)	49
Total Net Advisory Fees Paid ($)	25,964

Holdings [Text Block]

Sector Diversification

Industry	% of Net Assets
Metals & Mining	33.0%
Oil, Gas & Consumable Fuels	31.7%
Containers & Packaging	11.0%
Chemicals	9.4%
Paper & Forest Products	8.1%
Food Products	4.4%
Energy Equipment & Services	1.5%
Specialized REITs	0.9%

Largest Holdings [Text Block]

Ten Largest Equity Holdings

Holding	41.8% of Net Assets
Shell PLC (United Kingdom)	7.2%
Exxon Mobil Corp. (United States)	5.1%
Rio Tinto PLC (United Kingdom)	4.4%
TotalEnergies SE (France)	4.3%
Glencore PLC (Switzerland)	3.9%
Nutrien Ltd. (Canada)	3.8%
Corteva, Inc. (United States)	3.8%
Cenovus Energy, Inc. (Canada)	3.4%
Barrick Gold Corp. (Canada)	3.0%
UPM-Kymmene OYJ (Finland)	2.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	(844) 851-4255
Updated Prospectus Web Address	dws.com/en-us/resources/proxy-voting